Summary of significant accounting policies - Summary of intangible assets with a definite useful life (Details)	12 Months Ended
Dec. 31, 2025
Trademarks and patents | Minimum
Intangible assets with a definite useful life
Useful life, intangible assets other than goodwill	3 years
Trademarks and patents | Maximum
Intangible assets with a definite useful life
Useful life, intangible assets other than goodwill	10 years
Software | Minimum
Intangible assets with a definite useful life
Useful life, intangible assets other than goodwill	2 years
Software | Maximum
Intangible assets with a definite useful life
Useful life, intangible assets other than goodwill	10 years
Other | Minimum
Intangible assets with a definite useful life
Useful life, intangible assets other than goodwill	1 year
Other | Maximum
Intangible assets with a definite useful life
Useful life, intangible assets other than goodwill	5 years